Contingencies and Other Accrued Losses (Tables)	12 Months Ended
May. 31, 2015
Accrued Loss Reserves

Accrued loss reserves consist of the following:

May 31,	2015	2014
(In thousands)
Accrued product liability reserves	$11,916	$10,589
Accrued warranty reserves	8,718	14,167
Accrued environmental reserves	1,382	2,731

Total accrued loss reserves - Current	$22,016	$27,487

Accrued product liability reserves - noncurrent	$29,769	$29,653
Accrued warranty liability - noncurrent	2,945	574
Accrued environmental reserves - noncurrent	3,499	2,005

Total accrued loss reserves - Noncurrent	$36,213	$32,232

Changes in Accrued Warranty Balances

The following table includes the changes in our accrued warranty balances:

Year Ended May 31,	2015	2014	2013
(In thousands)
Beginning Balance	$14,741	$9,330	$14,751
Deductions (1)	(29,543)	(19,155)	(20,115)
Provision charged to SG&A expense	23,487	24,566	14,260
Acquisitions, including SPHC reconsolidation	2,978	—	434

Ending Balance	$11,663	$14,741	$9,330

(1) Primarily claims paid during the year.